Quarterly Holdings Report
for

Fidelity® Total Bond K6 Fund

November 30, 2019

TBDK6-QTLY-0120
1.9884013.102

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.0%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
3.6% 2/17/23	$1,890,000	$1,974,676
4.3% 2/15/30	559,000	614,493
4.45% 4/1/24	51,000	55,105
4.5% 3/9/48	3,500,000	3,811,584
5.15% 11/15/46	1,000,000	1,174,199
6.2% 3/15/40	840,000	1,062,421
6.3% 1/15/38	1,100,000	1,421,001
Verizon Communications, Inc.:
4.862% 8/21/46	419,000	524,039
5.012% 4/15/49	160,000	205,824
5.5% 3/16/47	461,000	626,608
		11,469,950
Entertainment - 0.1%
NBCUniversal, Inc.:
4.45% 1/15/43	245,000	286,033
5.95% 4/1/41	172,000	235,860
		521,893
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.908% 7/23/25	945,000	1,036,419
5.375% 5/1/47	2,000,000	2,227,534
5.75% 4/1/48	861,000	997,005
Comcast Corp.:
3.9% 3/1/38	132,000	146,461
4.6% 8/15/45	347,000	420,579
4.65% 7/15/42	310,000	374,681
6.45% 3/15/37	365,000	518,397
Fox Corp.:
3.666% 1/25/22 (a)	123,000	126,980
4.03% 1/25/24 (a)	216,000	229,760
4.709% 1/25/29 (a)	312,000	354,083
5.476% 1/25/39 (a)	308,000	378,909
5.576% 1/25/49 (a)	204,000	259,962
Time Warner Cable, Inc.:
4% 9/1/21	1,480,000	1,515,339
7.3% 7/1/38	2,420,000	3,103,305
		11,689,414
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA 6.25% 3/25/29 (a)	1,600,000	1,735,500

TOTAL COMMUNICATION SERVICES		25,416,757

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
General Motors Financial Co., Inc. 4.375% 9/25/21	3,950,000	4,085,943
Leisure Products - 0.1%
Hasbro, Inc.:
2.6% 11/19/22	391,000	392,290
3% 11/19/24	890,000	889,550
		1,281,840

TOTAL CONSUMER DISCRETIONARY		5,367,783

CONSUMER STAPLES - 2.2%
Beverages - 1.2%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,483,560
4.9% 2/1/46	4,500,000	5,360,522
Anheuser-Busch InBev Worldwide, Inc.:
4.75% 4/15/58	613,000	735,473
5.45% 1/23/39	800,000	1,014,582
5.55% 1/23/49	1,824,000	2,419,182
5.8% 1/23/59 (Reg. S)	1,933,000	2,720,667
Molson Coors Brewing Co. 5% 5/1/42	2,945,000	3,188,609
		17,922,595
Food Products - 0.2%
Conagra Brands, Inc. 3.8% 10/22/21	216,000	222,390
JBS U.S.A. Lux SA / JBS Food Co. 6.5% 4/15/29 (a)	1,800,000	1,993,500
		2,215,890
Tobacco - 0.8%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,444,276
4.25% 8/9/42	932,000	938,114
4.5% 5/2/43	632,000	656,996
4.8% 2/14/29	936,000	1,034,816
5.375% 1/31/44	1,137,000	1,290,067
5.95% 2/14/49	600,000	722,856
BAT Capital Corp. 4.54% 8/15/47	4,500,000	4,391,356
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	1,564,000	1,641,400
Reynolds American, Inc. 7.25% 6/15/37	75,000	95,182
		12,215,063

TOTAL CONSUMER STAPLES		32,353,548

ENERGY - 4.9%
Oil, Gas & Consumable Fuels - 4.9%
Alberta Energy Co. Ltd.:
7.375% 11/1/31	435,000	531,738
8.125% 9/15/30	1,083,000	1,380,304
Amerada Hess Corp.:
7.125% 3/15/33	201,000	252,245
7.3% 8/15/31	231,000	290,077
Canadian Natural Resources Ltd.:
3.9% 2/1/25	525,000	556,689
5.85% 2/1/35	525,000	641,134
Cenovus Energy, Inc.:
4.25% 4/15/27	1,203,000	1,263,186
6.75% 11/15/39	751,000	930,571
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	27,171
5.8% 6/1/45	10,000	12,746
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	2,820,000	2,594,400
DCP Midstream Operating LP 3.875% 3/15/23	520,000	527,800
Enbridge, Inc. 4.25% 12/1/26	525,000	572,277
Encana Corp.:
5.15% 11/15/41	1,216,000	1,215,262
6.625% 8/15/37	350,000	415,394
Energy Transfer Partners LP:
4.2% 9/15/23	145,000	151,643
4.25% 3/15/23	195,000	202,709
4.5% 4/15/24	215,000	227,313
4.95% 6/15/28	494,000	531,489
5.25% 4/15/29	350,000	386,289
5.8% 6/15/38	275,000	310,443
6% 6/15/48	1,179,000	1,344,951
6.25% 4/15/49	241,000	284,824
Enterprise Products Operating LP 3.75% 2/15/25	20,000	21,256
Hess Corp.:
5.6% 2/15/41	288,000	328,283
5.8% 4/1/47	874,000	1,036,832
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	372,321
6.55% 9/15/40	1,365,000	1,705,490
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	487,577
Marathon Petroleum Corp. 5.125% 3/1/21	35,000	36,286
MPLX LP:
3 month U.S. LIBOR + 0.900% 3.0021% 9/9/21 (b)(c)	311,000	312,055
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	469,000	470,660
4.5% 7/15/23	274,000	290,465
4.8% 2/15/29	175,000	189,480
4.875% 12/1/24	272,000	294,285
5.5% 2/15/49	525,000	578,093
Occidental Petroleum Corp.:
2.7% 8/15/22	272,000	274,254
2.9% 8/15/24	899,000	903,229
3.2% 8/15/26	121,000	121,709
3.5% 8/15/29	382,000	385,746
4.3% 8/15/39	56,000	56,658
4.4% 8/15/49	56,000	56,868
4.5% 7/15/44	1,032,000	1,029,693
5.55% 3/15/26	831,000	941,919
6.2% 3/15/40	700,000	831,801
6.45% 9/15/36	600,000	729,582
6.6% 3/15/46	807,000	1,035,599
7.5% 5/1/31	927,000	1,209,136
Petrobras Global Finance BV:
5.093% 1/15/30 (a)	2,020,000	2,109,890
6.9% 3/19/49	3,000,000	3,434,194
7.25% 3/17/44	2,500,000	2,991,406
Petroleos Mexicanos:
6.35% 2/12/48	4,550,000	4,293,067
6.49% 1/23/27 (a)	570,000	599,925
6.5% 3/13/27	20,000	20,930
6.75% 9/21/47	5,720,000	5,641,350
6.84% 1/23/30 (a)	7,272,000	7,624,692
7.69% 1/23/50 (a)	2,090,000	2,240,480
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,595,951
3.6% 11/1/24	266,000	271,423
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	393,000	417,310
Sunoco Logistics Partner Operations LP 5.4% 10/1/47	923,000	971,936
The Williams Companies, Inc.:
3.7% 1/15/23	2,000,000	2,064,768
4.55% 6/24/24	70,000	74,935
5.75% 6/24/44	35,000	40,115
Western Gas Partners LP:
3.95% 6/1/25	174,000	170,857
4.5% 3/1/28	200,000	191,769
4.65% 7/1/26	138,000	137,618
4.75% 8/15/28	168,000	162,889
5.375% 6/1/21	1,563,000	1,609,243
Williams Partners LP 4.3% 3/4/24	2,000,000	2,112,495
		70,127,175
FINANCIALS - 10.7%
Banks - 4.3%
Bank of America Corp.:
3.004% 12/20/23 (b)	3,302,000	3,372,377
3.5% 4/19/26	2,630,000	2,791,652
3.705% 4/24/28 (b)	528,000	563,213
4.45% 3/3/26	245,000	268,966
Barclays PLC:
4.375% 1/12/26	900,000	965,147
5.088% 6/20/30 (b)	1,421,000	1,549,882
Capital One NA 2.15% 9/6/22	762,000	760,546
CIT Group, Inc. 6.125% 3/9/28	210,000	246,750
Citigroup, Inc.:
3.352% 4/24/25 (b)	953,000	987,944
4.3% 11/20/26	6,314,000	6,876,342
4.4% 6/10/25	2,266,000	2,447,791
4.45% 9/29/27	4,372,000	4,811,870
5.5% 9/13/25	566,000	647,076
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	517,000	519,853
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	1,200,000	1,265,796
3.8% 6/9/23	1,250,000	1,306,469
4.55% 4/17/26	388,000	431,077
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	208,061
5.71% 1/15/26 (a)	1,649,000	1,759,782
JPMorgan Chase & Co.:
2.95% 10/1/26	3,085,000	3,182,711
3.797% 7/23/24 (b)	35,000	36,817
3.882% 7/24/38 (b)	1,000,000	1,100,378
4.35% 8/15/21	2,425,000	2,519,399
4.452% 12/5/29 (b)	5,500,000	6,230,914
Rabobank Nederland 4.375% 8/4/25	500,000	543,366
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,000,000	1,076,899
6% 12/19/23	1,237,000	1,368,813
6.1% 6/10/23	3,800,000	4,163,152
6.125% 12/15/22	6,545,000	7,104,023
UniCredit SpA 6.572% 1/14/22 (a)	948,000	1,016,279
Westpac Banking Corp. 4.11% 7/24/34 (b)	744,000	771,200
		60,894,545
Capital Markets - 2.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	416,030
Ares Capital Corp. 4.2% 6/10/24	1,716,000	1,777,943
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	2,086,000	2,082,616
3.869% 1/12/29 (a)(b)	1,570,000	1,678,344
4.207% 6/12/24 (a)(b)	500,000	527,514
Deutsche Bank AG 4.5% 4/1/25	2,300,000	2,232,470
Deutsche Bank AG New York Branch:
3.15% 1/22/21	625,000	625,839
4.1% 1/13/26	1,100,000	1,104,030
5% 2/14/22	1,568,000	1,631,220
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	170,000	171,948
3.2% 2/23/23	3,000,000	3,085,615
3.691% 6/5/28 (b)	4,660,000	4,940,054
3.75% 5/22/25	525,000	555,135
3.814% 4/23/29 (b)	1,025,000	1,096,734
4.017% 10/31/38 (b)	1,000,000	1,084,254
4.223% 5/1/29 (b)	2,500,000	2,753,571
6.75% 10/1/37	278,000	382,438
Moody's Corp.:
3.25% 1/15/28	10,000	10,525
4.875% 2/15/24	9,000	9,919
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,716,416
3.737% 4/24/24 (b)	2,500,000	2,614,093
4.431% 1/23/30 (b)	2,242,000	2,528,585
5% 11/24/25	5,722,000	6,440,959
UBS Group Funding AG 2.859% 8/15/23 (a)(b)	1,000,000	1,012,506
UBS Group Funding Ltd. 4.125% 9/24/25 (a)	500,000	542,075
		42,020,833
Consumer Finance - 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.875% 8/14/24	1,196,000	1,205,481
4.125% 7/3/23	512,000	539,305
4.45% 12/16/21	500,000	520,827
4.45% 4/3/26	561,000	603,352
4.875% 1/16/24	843,000	914,025
Capital One Financial Corp.:
2.5% 5/12/20	625,000	626,137
3.8% 1/31/28	795,000	843,363
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,649,643
4.1% 2/9/27	366,000	392,391
4.5% 1/30/26	803,000	876,981
Ford Motor Credit Co. LLC:
4.063% 11/1/24	4,206,000	4,227,477
5.085% 1/7/21	502,000	513,463
5.584% 3/18/24	1,113,000	1,190,986
5.596% 1/7/22	1,038,000	1,091,612
Synchrony Financial:
2.85% 7/25/22	302,000	304,926
3.95% 12/1/27	3,042,000	3,176,333
4.375% 3/19/24	406,000	430,199
5.15% 3/19/29	1,581,000	1,780,310
		23,886,811
Diversified Financial Services - 1.0%
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (a)	286,000	292,254
3.95% 7/1/24 (a)	380,000	394,022
4.375% 5/1/26 (a)	472,000	497,913
5.25% 5/15/24 (a)	730,000	793,218
AXA Equitable Holdings, Inc. 3.9% 4/20/23	110,000	115,208
Brixmor Operating Partnership LP:
3.25% 9/15/23	1,035,000	1,071,024
3.85% 2/1/25	2,100,000	2,199,647
3.875% 8/15/22	473,000	492,617
4.125% 5/15/29	1,000,000	1,079,078
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	5,175,000	5,663,520
Pine Street Trust I:
4.572% 2/15/29 (a)	1,030,000	1,104,485
5.568% 2/15/49 (a)	1,000,000	1,117,341
		14,820,327
Insurance - 0.8%
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	678,000	767,918
4.75% 3/15/39	311,000	381,170
4.9% 3/15/49	619,000	784,842
Metropolitan Life Global Funding I U.S. SOFR SEC OVRN FIN RATE INDX + 0.500% 2.04% 5/28/21 (a)(b)(c)	5,310,000	5,321,190
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	1,122,499
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,141,551
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	400,000	442,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	86,345
Unum Group:
3.875% 11/5/25	50,000	52,618
4% 6/15/29	852,000	888,564
		10,988,697

TOTAL FINANCIALS		152,611,213

HEALTH CARE - 1.5%
Health Care Providers & Services - 1.2%
Centene Corp.:
4.25% 12/15/27 (a)(d)	880,000	905,300
4.625% 12/15/29 (a)(d)	1,370,000	1,436,788
4.75% 1/15/25 (a)(d)	700,000	727,216
Cigna Corp.:
3.75% 7/15/23	708,000	740,169
4.125% 11/15/25	1,003,000	1,082,258
4.375% 10/15/28	884,000	980,620
4.8% 8/15/38	550,000	636,347
4.9% 12/15/48	550,000	651,507
CVS Health Corp.:
2.625% 8/15/24	154,000	155,238
3% 8/15/26	125,000	127,918
3.25% 8/15/29	287,000	291,478
4.1% 3/25/25	1,145,000	1,229,544
4.3% 3/25/28	1,329,000	1,448,674
4.78% 3/25/38	2,092,000	2,376,263
5.05% 3/25/48	2,870,000	3,395,582
Toledo Hospital:
5.325% 11/15/28	319,000	343,137
6.015% 11/15/48	613,000	697,006
		17,225,045
Pharmaceuticals - 0.3%
Actavis Funding SCS 3.45% 3/15/22	40,000	40,871
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	809,000	867,763
Elanco Animal Health, Inc.:
3.912% 8/27/21	146,000	149,713
4.272% 8/28/23	459,000	480,537
4.9% 8/28/28	194,000	209,775
Mylan NV:
3.15% 6/15/21	50,000	50,573
3.95% 6/15/26	1,370,000	1,424,861
4.55% 4/15/28	450,000	482,689
Teva Pharmaceutical Finance Netherlands III BV 2.8% 7/21/23	600,000	541,500
Zoetis, Inc. 3.45% 11/13/20	15,000	15,175
		4,263,457

TOTAL HEALTH CARE		21,488,502

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,100,870
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	259,000	258,020
3.875% 7/3/23	877,000	917,491
4.25% 2/1/24	977,000	1,043,869
International Lease Finance Corp. 5.875% 8/15/22	2,000,000	2,182,409
		4,401,789

TOTAL INDUSTRIALS		5,502,659

INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
5.45% 6/15/23 (a)	800,000	866,976
6.02% 6/15/26 (a)	258,000	294,819
		1,161,795
MATERIALS - 0.1%
Chemicals - 0.0%
Nutrien Ltd.:
4.2% 4/1/29	109,000	119,492
5% 4/1/49	190,000	222,646
		342,138
Metals & Mining - 0.1%
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	500,000	521,094
4.5% 8/1/47 (a)	500,000	549,844
		1,070,938

TOTAL MATERIALS		1,413,076

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Boston Properties, Inc. 4.5% 12/1/28	605,000	687,901
Corporate Office Properties LP:
5% 7/1/25	3,650,000	3,930,100
5.25% 2/15/24	146,000	156,558
Duke Realty LP 3.625% 4/15/23	50,000	51,870
HCP, Inc.:
3.25% 7/15/26	113,000	117,407
3.5% 7/15/29	129,000	134,993
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	258,571
3.5% 8/1/26	270,000	281,435
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,623,191
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	1,155,000	1,157,999
4.375% 8/1/23	1,665,000	1,771,263
4.75% 1/15/28	3,349,000	3,669,164
4.95% 4/1/24	2,400,000	2,592,462
Store Capital Corp. 4.625% 3/15/29	315,000	349,861
Ventas Realty LP:
3% 1/15/30	1,531,000	1,520,554
3.5% 2/1/25	1,265,000	1,317,503
4% 3/1/28	218,000	234,846
WP Carey, Inc.:
3.85% 7/15/29	246,000	259,912
4% 2/1/25	489,000	513,866
4.6% 4/1/24	1,250,000	1,338,022
		21,967,478
Real Estate Management & Development - 0.6%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	581,612
3.95% 11/15/27	421,000	443,039
4.1% 10/1/24	995,000	1,051,476
4.55% 10/1/29	260,000	284,087
Digital Realty Trust LP 4.75% 10/1/25	1,445,000	1,602,874
Liberty Property LP 4.4% 2/15/24	40,000	43,356
Tanger Properties LP:
3.125% 9/1/26	2,775,000	2,732,753
3.875% 12/1/23	1,290,000	1,327,601
		8,066,798

TOTAL REAL ESTATE		30,034,276

UTILITIES - 0.8%
Electric Utilities - 0.6%
Cleco Corporate Holdings LLC 3.375% 9/15/29 (a)	2,173,000	2,168,202
Edison International 5.75% 6/15/27	2,985,000	3,279,861
FirstEnergy Corp.:
4.25% 3/15/23	45,000	47,433
7.375% 11/15/31	1,985,000	2,781,554
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	178,696
		8,455,746
Independent Power and Renewable Electricity Producers - 0.1%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,532,000	1,593,280
Multi-Utilities - 0.1%
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,708,579

TOTAL UTILITIES		11,757,605

TOTAL NONCONVERTIBLE BONDS
(Cost $336,989,163)		357,234,389

U.S. Government and Government Agency Obligations - 33.8%
U.S. Treasury Inflation-Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Bonds:
0.875% 2/15/47	$7,146,100	$8,294,827
1% 2/15/49	1,800,000	2,082,949
U.S. Treasury Inflation-Indexed Notes:
0.375% 7/15/27	1,168,700	1,247,479
0.5% 1/15/28	17,547,000	18,704,218
0.625% 1/15/26	4,980,200	5,520,237
0.75% 7/15/28	10,100,000	10,847,956
0.875% 1/15/29	7,070,000	7,629,526

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		54,327,192

U.S. Treasury Obligations - 30.0%
U.S. Treasury Bonds:
2.75% 11/15/47	10,830,000	12,052,605
3% 2/15/49	31,631,000	37,031,746
U.S. Treasury Notes:
1.5% 9/30/24	39,000,000	38,759,297
1.625% 9/30/26	44,765,000	44,469,481
1.625% 11/30/26	16,869,000	16,758,297
1.625% 8/15/29	18,293,000	18,021,463
1.875% 7/31/22	715,000	719,971
2.125% 3/31/24	22,027,000	22,479,586
2.125% 7/31/24	38,835,000	39,687,549
2.125% 5/31/26	21,170,000	21,694,288
2.25% 12/31/24	4,611,000	4,744,647
2.5% 3/31/23	12,000,000	12,345,937
2.5% 1/31/24	15,400,000	15,935,992
2.5% 2/28/26	60,080,000	62,884,511
2.625% 6/30/23	26,700,000	27,634,500
2.875% 10/31/23	38,150,000	39,947,223
3.125% 11/15/28	13,139,000	14,609,439

TOTAL U.S. TREASURY OBLIGATIONS		429,776,532

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $465,868,277)		484,103,724

U.S. Government Agency - Mortgage Securities - 3.6%
Ginnie Mae - 1.8%
3% 12/1/49 (d)	2,800,000	2,877,656
3% 12/1/49 (d)	2,950,000	3,031,816
3% 12/1/49 (d)	2,350,000	2,415,176
3.5% 12/1/49 (d)	6,400,000	6,614,500
3.5% 12/1/49 (d)	5,300,000	5,477,633
3.5% 12/1/49 (d)	4,400,000	4,547,469

TOTAL GINNIE MAE		24,964,250

Uniform Mortgage Backed Securities - 1.8%
2.5% 12/1/34 (d)	7,500,000	7,566,211
3% 12/1/34 (d)	850,000	869,922
3% 12/1/49 (d)	1,950,000	1,977,574
3.5% 12/1/49 (d)	6,750,000	6,929,297
3.5% 12/1/49 (d)	3,325,000	3,413,320
3.5% 12/1/49 (d)	500,000	513,281
4% 12/1/49 (d)	4,900,000	5,083,750

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		26,353,355

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $51,205,778)		51,317,605

Asset-Backed Securities - 2.8%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$357,463	$359,345
Series 2019-1 Class A, 3.844% 5/15/39 (a)	792,235	798,275
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,301,954	1,295,527
Class B, 4.458% 10/16/39 (a)	248,275	247,087
Aimco Series 2019-10A Class A, 3 month U.S. LIBOR + 1.320% 3.6184% 7/22/32 (a)(b)(c)	1,181,000	1,180,323
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 2.9455% 4/30/31 (a)(b)(c)	1,700,000	1,672,861
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.1658% 10/15/32 (a)(b)(c)	1,101,000	1,101,000
Ares Xli Clo Ltd. / Ares Xli Cl Series 2016-41A Class AR, 3 month U.S. LIBOR + 1.200% 3.2009% 1/15/29 (a)(b)(c)	1,359,000	1,356,877
Argent Securities, Inc. pass-thru certificates Series 2005-W2 Class A2C, 1 month U.S. LIBOR + 0.360% 2.068% 10/25/35 (b)(c)	387,590	386,477
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1/17/33 (a)(b)(c)(d)(e)	600,000	600,000
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	1,120,240	1,138,705
Class B, 5.095% 4/15/39 (a)	384,786	390,487
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (a)	741,112	755,395
Cedar Funding Ltd.:
Series 2019-10A Class A, 3 month U.S. LIBOR + 1.340% 3.4705% 10/20/32 (a)(b)(c)	898,000	896,957
Series 2019-11A Class A1A, 3 month U.S. LIBOR + 1.350% 3.4674% 5/29/32 (a)(b)(c)	599,000	598,699
Consumer Lending Receivables Trust Series 2019-A Class A, 3.52% 4/15/26 (a)	270,120	271,576
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3 Class A, 3.82% 1/15/26 (a)	194,266	196,053
Series 2019-HP1 Class A, 2.59% 12/15/26 (a)	600,000	599,957
Series 2019-P1 Class A, 2.94% 7/15/26 (a)	506,663	508,663
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (a)	1,125,040	1,143,007
Class A2II, 4.03% 11/20/47 (a)	468,440	484,287
Dryden CLO, Ltd. Series 2019-76A Class A1, 3 month U.S. LIBOR + 1.330% 3.264% 10/20/32 (a)(b)(c)	399,000	399,298
Dryden Senior Loan Fund:
Series 2014-36A Class AR2, 3 month U.S. LIBOR + 1.280% 3.2809% 4/15/29 (a)(b)(c)	1,349,000	1,348,651
Series 2019-72A Class A, 3 month U.S. LIBOR + 1.330% 3.2399% 5/15/32 (a)(b)(c)	979,000	978,922
Flatiron CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.320% 3.2149% 11/16/32 (a)(b)(c)	1,221,000	1,221,000
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	990,000	1,091,233
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	435,695	450,705
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	559,282	565,422
Madison Park Funding Ltd.:
Series 2012-10A Class AR2, 3 month U.S. LIBOR + 1.220% 3.1859% 1/20/29 (a)(b)(c)	480,000	479,785
Series 2019-37A Class A1, 3 month U.S. LIBOR + 1.300% 3.603% 7/15/32 (a)(b)(c)	1,179,000	1,178,333
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 3.1741% 10/15/32 (a)(b)(c)	578,000	578,000
Magnetite CLO Ltd.:
Series 2019-21A Class A, 3 month U.S. LIBOR + 1.280% 3.2459% 4/20/30 (a)(b)(c)	975,000	974,720
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1/15/33 (a)(b)(c)(e)	814,000	814,000
Marlette Funding Trust Series 2019-4A Class A, 2.39% 12/17/29 (a)	764,000	764,452
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	534,182	552,908
Nationstar HECM Loan Trust:
Series 2018-2A Class A, 3.1877% 7/25/28 (a)	199,306	199,532
Series 2019-1A Class A, 2.6513% 6/25/29 (a)	403,731	403,977
Niagara Park CLO, Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.300% 3.3021% 7/17/32 (a)(b)(c)	1,178,000	1,177,390
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (a)	914,000	918,570
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	1,012,359	1,023,839
Prosper Marketplace Issuance Trust:
Series 2018-2A Class A, 3.35% 10/15/24 (a)	212,152	212,688
Series 2019-2A Class A, 3.2% 9/15/25 (a)	719,542	722,207
SBA Tower Trust Series 2019-1 2.836% 1/15/50 (a)	1,211,000	1,224,899
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)	919,417	941,339
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	1,586,000	1,579,588
Towd Point Mortgage Trust:
Series 2018-3 Class A1, 3.75% 5/25/58 (a)	683,249	710,669
Series 2018-6 Class A1A, 3.75% 3/25/58 (a)	1,006,177	1,035,436
Series 2019-1 Class A1, 3.75% 3/25/58 (a)	442,438	461,445
Upgrade Receivables Trust Series 2019-1A Class A, 3.48% 3/15/25 (a)	212,495	213,162
Verde CLO Ltd. Series 2019-1A Class A, 3 month U.S. LIBOR + 1.350% 3.3509% 4/15/32 (a)(b)(c)	1,125,000	1,124,417
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.5229% 7/20/32 (a)(b)(c)	1,290,000	1,289,287
TOTAL ASSET-BACKED SECURITIES
(Cost $40,303,653)		40,617,432

Collateralized Mortgage Obligations - 0.6%
Private Sponsor - 0.6%
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 4.5548% 1/25/37 (a)(b)	157,397	159,308
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(b)	189,549	189,284
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.3595% 8/25/60 (a)(b)(c)	595,037	593,991
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.4209% 10/15/54 (a)(b)(c)	829,199	828,799
Lanark Master Issuer PLC:
floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.6873% 12/22/69 (a)(b)(c)	552,933	553,780
Series 2019-2A Class 1A, 2.71% 12/22/69 (a)	2,275,000	2,286,289
Permanent Master Issuer PLC floater:
Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.3661% 7/15/58 (a)(b)(c)	1,579,000	1,579,063
Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 2.5361% 7/15/58 (a)(b)(c)	492,000	492,119
Provident Funding Mortgage Trust sequential payer Series 2019-1 Class A3, 3% 10/25/49 (a)	612,000	618,024
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.5359% 1/21/70 (a)(b)(c)	1,098,000	1,096,506
Winwater Mortgage Loan Trust sequential payer Series 2015-1 Class A9, 2.5% 1/20/45 (a)	51,672	51,618
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $8,441,677)		8,448,781

Commercial Mortgage Securities - 2.8%
BAMLL Commercial Mortgage Securities Trust:
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	778,000	801,324
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	132,000	135,960
Class CNM, 3.8425% 11/5/32 (a)(b)	100,000	102,581
Barclays Commercial Mortgage Securities LLC Series 2018-C2 Class A5, 4.314% 12/15/51	500,000	564,900
Benchmark Mortgage Trust:
Series 2018-B8 Class A5, 4.2317% 1/15/52	674,000	762,880
Series 2019-B12 Class XA, 1.2066% 8/15/52 (b)(f)	8,094,530	607,254
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 4.3904% 9/15/37 (a)(b)(c)	261,328	261,382
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 3.5654% 11/15/35 (a)(b)(c)	359,621	360,521
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.0654% 4/15/34 (a)(b)(c)	614,000	613,999
Class C, 1 month U.S. LIBOR + 1.600% 3.3654% 4/15/34 (a)(b)(c)	406,000	405,999
Class D, 1 month U.S. LIBOR + 1.900% 3.6654% 4/15/34 (a)(b)(c)	426,000	427,333
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.8454% 10/15/36 (a)(b)(c)	629,000	629,392
Class C, 1 month U.S. LIBOR + 1.250% 3.0154% 10/15/36 (a)(b)(c)	791,000	791,247
Class D, 1 month U.S. LIBOR + 1.450% 3.2154% 10/15/36 (a)(b)(c)	1,121,000	1,121,703
Class E, 1 month U.S. LIBOR + 1.800% 3.5654% 10/15/36 (a)(b)(c)	5,075,000	5,079,770
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.7654% 4/15/34 (a)(b)(c)	1,066,000	1,066,892
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 2.6854% 10/15/36 (a)(b)(c)	2,129,000	2,130,997
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 2.8% 11/15/36 (a)(b)(c)	580,000	580,000
Class B, 1 month U.S. LIBOR + 1.250% 3.1% 11/15/36 (a)(b)(c)	200,000	200,000
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.8854% 6/15/34 (a)(b)(c)	1,568,000	1,570,715
Class B, 1 month U.S. LIBOR + 1.500% 3.2654% 6/15/34 (a)(b)(c)	309,000	309,192
Class C, 1 month U.S. LIBOR + 1.750% 3.5154% 6/15/34 (a)(b)(c)	349,000	349,217
Citigroup Commercial Mortgage Trust:
Series 2015-GC29 Class XA, 1.2325% 4/10/48 (b)(f)	3,485,075	142,293
Series 2018-C6 Class A4, 4.412% 11/10/51	165,000	188,200
COMM Mortgage Trust:
sequential payer Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	280,717
Series 2014-CR17 Class XA, 1.1441% 5/10/47 (b)(f)	1,542,918	56,831
Series 2014-LC17 Class XA, 0.9253% 10/10/47 (b)(f)	3,092,513	90,472
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 2.6454% 12/15/31 (a)(b)(c)	500,000	500,389
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 2.7454% 5/15/36 (a)(b)(c)	2,000,000	2,002,806
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	627,887
Class B, 4.5349% 4/15/36 (a)	107,000	113,211
Class C, 4.9414% 4/15/36 (a)(b)	123,000	129,627
Class D, 4.9414% 4/15/36 (a)(b)	245,000	254,203
CSAIL Commercial Mtg Trust Series 2018-C14 Class A4 4.4216% 11/15/51	429,000	487,752
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.0154% 12/15/30 (a)(b)(c)	1,296,000	1,295,187
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.450% 3.2154% 9/15/31 (a)(b)(c)	1,875,000	1,868,569
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 2.8554% 10/15/31 (a)(b)(c)	457,000	456,700
sequential payer Series 2018-GS10 Class A5, 4.155% 7/10/51	250,000	280,417
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	103,000	110,206
Class DFX, 5.3503% 7/5/33 (a)	159,000	170,510
Class EFX, 5.5422% 7/5/33 (a)	218,000	231,415
Class XAFX, 1.2948% 7/5/33 (a)(b)(f)	2,000,000	76,066
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.0154% 8/15/33 (a)(b)(c)	627,000	626,999
Class C, 1 month U.S. LIBOR + 1.500% 3.2654% 8/15/33 (a)(b)(c)	1,510,000	1,509,997
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 2.7154% 3/15/34 (a)(b)(c)	710,000	709,997
sequential payer:
Series 2018-L1 Class A4, 4.407% 10/15/51	410,000	466,706
Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	1,698,000	1,750,222
Series 2018-H4 Class A4, 4.31% 12/15/51	1,497,000	1,697,589
Series 2019-MEAD:
Class B, 3.1771% 11/10/36 (a)	246,000	250,996
Class C, 3.1771% 11/10/36 (a)	235,000	236,558
RETL floater Series 2019-RVP:
Class A, 1 month U.S. LIBOR + 1.150% 2.9154% 3/15/36 (a)(b)(c)	492,992	493,298
Class B, 1 month U.S. LIBOR + 1.550% 3.3154% 3/15/36 (a)(b)(c)	600,000	601,124
Class C, 1 month U.S. LIBOR + 2.100% 3.8654% 3/15/36 (a)(b)(c)	1,094,000	1,098,098
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.2121% 12/15/50 (b)(f)	1,475,448	94,667
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.5533% 4/10/46 (a)(b)(c)	888,853	898,705
Wells Fargo Commercial Mortgage Trust:
Series 2017-C42 Class XA, 1.0374% 12/15/50 (b)(f)	3,669,291	219,554
Series 2018-C46 Class XA, 1.1114% 8/15/51 (b)(f)	2,137,881	123,465
Series 2018-C48 Class A5, 4.302% 1/15/52	803,000	907,497
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.191% 8/15/47 (b)(f)	1,030,739	40,497
Series 2014-LC14 Class XA, 1.3937% 3/15/47 (b)(f)	1,457,494	57,513
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $39,769,502)		40,020,198

Municipal Securities - 0.3%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$90,000	$139,309
7.5% 4/1/34	700,000	1,065,001
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,717,607
TOTAL MUNICIPAL SECURITIES
(Cost $3,639,025)		3,921,917

Foreign Government and Government Agency Obligations - 0.3%
Argentine Republic 5.875% 1/11/28	$2,000,000	$794,000
Dominican Republic:
5.95% 1/25/27 (a)	2,850,000	3,095,813
6% 7/19/28 (a)	550,000	600,875
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,507,317)		4,490,688

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (b)	401,000	420,657
Regions Bank 6.45% 6/26/37	250,000	327,266
Synchrony Bank 3.65% 5/24/21	559,000	569,118
TOTAL BANK NOTES
(Cost $1,261,724)		1,317,041
	Shares	Value

Fixed-Income Funds - 33.7%
Fidelity Emerging Markets Debt Central Fund (g)	4,310,271	$40,301,038
Fidelity Floating Rate Central Fund (g)	777,719	78,176,277
Fidelity Mortgage Backed Securities Central Fund (g)	2,371,882	260,527,494
Fidelity Specialized High Income Central Fund (g)	1,007,834	102,758,790
TOTAL FIXED-INCOME FUNDS
(Cost $475,083,200)		481,763,599
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22 (Cost $1,520,999)	1,350,000	1,514,025
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund 1.61% (h)
(Cost $5,362,838)	5,362,511	5,363,584

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.476% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	$72,721
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	200,000	6,023
Option on an interest rate swap with Citibank, N.A. to pay semi-annually a fixed rate of 2.651% and receive quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	6,600,000	52,033
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	1,200,000	32,121
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.57125% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	1,900,000	64,666
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	6,000,000	179,596
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	74,848

TOTAL PUT OPTIONS			482,008

Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.476% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/27/24	2,000,000	42,144
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	200,000	5,264
Option on an interest rate swap with Citibank, N.A. to receive semi-annually a fixed rate of 2.651% and pay quarterly a floating rate based on 3-month LIBOR, expiring April 2029	4/14/22	6,600,000	450,679
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	1,200,000	36,204
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.57125% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/5/24	1,900,000	43,494
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	6,000,000	158,156
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	4,200,000	172,087

TOTAL CALL OPTIONS			908,028

TOTAL PURCHASED SWAPTIONS
(Cost $1,231,740)			1,390,036
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $1,436,184,893)			1,481,503,019
NET OTHER ASSETS (LIABILITIES) - (3.6)%(i)(j)(k)			(52,166,303)
NET ASSETS - 100%			$1,429,336,716

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
3% 12/1/49	$(5,000,000)	$(5,138,672)
Uniform Mortgage Backed Securities
3% 12/1/34	(850,000)	(869,922)
TOTAL TBA SALE COMMITMENTS
(Proceeds $6,011,150)		$(6,008,594)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Options
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	2,000,000	$(48,975)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.1675% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(32,517)
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.45% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	3,000,000	(32,906)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.7825% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	700,000	(20,024)

TOTAL PUT OPTIONS			(134,422)

Call Options
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	2,000,000	(63,198)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.1675% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/20/24	1,600,000	(58,816)
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.45% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	5/13/22	3,000,000	(174,134)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.7825% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/5/24	700,000	(19,083)

TOTAL CALL OPTIONS			(315,231)

TOTAL WRITTEN SWAPTIONS			$(449,653)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	15	March 2020	$1,784,531	$(3,499)	$(3,499)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	31	March 2020	4,010,141	15,199	15,199
CBOT 2-Year U.S. Treasury Note Contracts (United States)	77	March 2020	16,600,117	8,271	8,271
CBOT Long Term U.S. Treasury Bond Contracts (United States)	1	March 2020	158,969	(430)	(430)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	March 2020	375,438	(3,301)	(3,301)

TOTAL SOLD					19,739

TOTAL FUTURES CONTRACTS					$16,240

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 1.5%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$1,534,000	$(7,669)	$(10,840)	$(18,509)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,250,000	(6,249)	(1,409)	(7,658)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	600,000	(3,000)	(1,358)	(4,358)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	50,000	(250)	(257)	(507)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,600,000	(7,999)	3,145	(4,854)
CMBX N.A. AAA Index Series 11	Nov. 2054	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,450,000	(7,249)	7,023	(226)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	676,000	(3,380)	(4,777)	(8,157)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	1,100,000	(5,499)	(3,824)	(9,323)
CMBX N.A. AAA Index Series 11	Nov. 2054	Credit Suisse International	(0.5%)	Monthly	1,200,000	(5,999)	(187)	(6,186)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	650,000	(3,250)	(4,363)	(7,613)
CMBX N.A. AAA Index Series 11	Nov. 2054	J.P. Morgan Securities LLC	(0.5%)	Monthly	1,800,000	(8,999)	8,443	(556)

TOTAL CREDIT DEFAULT SWAPS						$(59,543)	$(8,404)	$(67,947)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2021	$$4,340,000	$(15,247)	$0	$(15,247)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2024	$4,400,000	4,545	0	4,545
1.75%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2026	$1,900,000	(23,283)	0	(23,283)
3-month LIBOR(3)	Quarterly	1.5%	Semi - annual	LCH	Dec. 2029	$999,000	32,874	0	32,874

TOTAL INTEREST RATE SWAPS							$(1,111)	$0	$(1,111)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,027,072 or 9.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) The coupon rate will be determined upon settlement of the loan after period end.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Includes $83,700 of cash collateral to cover margin requirements for futures contracts.

 (j) Includes $57,269 of cash collateral to cover margin requirements for centrally cleared OTC swaps.

 (k) Includes $50,000 of cash collateral segregated for open options.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,170
Fidelity Emerging Markets Debt Central Fund	541,876
Fidelity Floating Rate Central Fund	1,054,927
Fidelity Mortgage Backed Securities Central Fund	1,407,507
Fidelity Specialized High Income Central Fund	1,255,446
Total	$4,332,926

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$37,597,948	$2,216,840	$--	$--	$486,250	$40,301,038	1.4%
Fidelity Floating Rate Central Fund	68,020,064	10,554,913	--	--	(398,700)	78,176,277	4.0%
Fidelity Mortgage Backed Securities Central Fund	230,637,827	29,907,907	--	--	(18,240)	260,527,494	13.6%
Fidelity Specialized High Income Central Fund	92,655,512	10,397,944	--	--	(294,666)	102,758,790	20.3%
Total	$428,911,351	$53,077,604	$--	$--	$(225,356)	$481,763,599

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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